Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Segment Reporting Information [Line Items]
Revenues	$ 162,950	$ 181,342	$ 143,068
Unadjusted gross profit	71,924	79,022	57,018
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	493	574	681
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	67,184	72,061	51,029
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	153,428	167,819	130,758
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	6,961	6,961	5,989
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	493	574	681
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 9,522	$ 13,523	$ 12,310